Summary of Significant Accounting Policies (Details1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net Income (Loss) Available to Common Shareholders	$ 55,339	$ (54,452)
Weighted average number of common shares - basic	128,526,267	128,156,678
Dilutive securities
Options	5,980,818
Warrants	133,334
Weighted average number of common shares - diluted	134,640,419	128,156,678
Earnings (Loss) per share, basic	$ 0.00	$ 0.00
Earnings (Loss) per share, diluted	$ 0.00	$ 0.00